UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Capital Advisors LP
Address: 450 Park Avenue, 9th Floor
         New York, NY  10022

13F File Number:  28-12492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robin S. Rothstein
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

      /s/ Robin S. Rothstein     New York, NY     November 02, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $2,000,719 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12491                      Taconic Capital Advisors UK LLP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    NOTE 2.375% 4/1  02076XAA0     3916  4000000 PRN      DEFINED 01                  0        0  4000000
ASSURED GUARANTY LTD           COM              G0585R106      225   500000 SH  PUT  DEFINED 01                  0        0   500000
BJ SVCS CO                     COM              055482103    38860  2000000 SH       DEFINED 01            2000000        0        0
CAPITOL ACQUISITION CORP DEL   COM              14055E104     1978   200000 SH       DEFINED 01             200000        0        0
CAPITOL ACQUISITION CORP DEL   UNIT 07/24/2012  14055E203    10100  1000000 SH       DEFINED 01            1000000        0        0
KEARNY FINL CORP               COM              487169104     9899   950000 SH       DEFINED 01             950000        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    15555   500000 SH       DEFINED 01             500000        0        0
LUCENT TECHNOLOGIES INC        DBCV 2.875% 6/1  549463AG2     4927  5000000 PRN      DEFINED 01                  0        0  5000000
LUCENT TECHNOLOGIES INC        DBCV 2.875% 6/1  549463AH0    40085 47705000 PRN      DEFINED 01                  0        0 47705000
MBIA INC                       COM              55262C100      200   500000 SH  PUT  DEFINED 01                  0        0   500000
MOSAIC CO                      COM              61945A107    55281  1150000 SH       DEFINED 01            1150000        0        0
OMNITURE INC                   COM              68212S109    16080   750000 SH       DEFINED 01             750000        0        0
PEPSI BOTTLING GROUP INC       COM              713409100    91100  2500000 SH       DEFINED 01            2500000        0        0
PEROT SYS CORP                 CL A             714265105    50490  1700000 SH       DEFINED 01            1700000        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    11793   300000 SH       DEFINED 01             300000        0        0
POTASH CORP SASK INC           COM              73755L107      760     4000 SH  CALL DEFINED 01                  0        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109     2817   739500 SH       DEFINED 01             739500        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109     6350  1000000 SH  PUT  DEFINED 01            1000000        0        0
RASER TECHNOLOGIES INC         COM              754055101     2754  1800000 SH       DEFINED 01            1800000        0        0
SCHERING PLOUGH CORP           COM              806605101   537456 19025000 SH       DEFINED 01           19025000        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407      200  2000000 SH  PUT  DEFINED 01                  0        0  2000000
SPDR GOLD TRUST                GOLD SHS         78463V107    12900    20000 SH  CALL DEFINED 01                  0        0        0
STAR SCIENTIFIC INC            COM              85517P101      186   200000 SH       DEFINED 01             200000        0        0
SUN MICROSYSTEMS INC           COM NEW          866810203   124533 13700000 SH       DEFINED 01           13700000        0        0
TARGET CORP                    COM              87612E106      524     3000 SH  CALL DEFINED 01                  0        0        0
TRANSATLANTIC HLDGS INC        COM              893521104     1975    39364 SH       DEFINED 01              39364        0        0
U S G CORP                     COM NEW          903293405     2062   120000 SH       DEFINED 01             120000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8    35859 22500000 PRN      DEFINED 01                  0        0 22500000
WYETH                          COM              983024100   921854 18976001 SH       DEFINED 01           18976001        0        0